Property and equipment (Tables)	12 Months Ended
Oct. 31, 2024
Property and equipment [Abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
	As at			As at
	November 1,			October 31,
	2023	Additions	Foreign exchange	2024
Cost
Computers	$9,510	$-	$-	$9,510
Right-of-use assets	48,408	-	-	48,408
	57,918	-	-	57,918
Accumulated depreciation
Computers	4,981	1,289	$70	$6,340
Right-of-use assets	20,170	15,203	933	36,306
	25,151	16,492	1,003	42,646

Net book value	$32,767			$15,272

	As at			As at
	November 1,			October 31,
	2022	Additions	Foreign exchange	2023
Cost
Computers	$7,466	$2,044	$-	$9,510
Right-of-use assets	48,408	-	-	48,408
	55,874	2,044	-	57,918

Accumulated depreciation
Computers	3,748	1,148	85	4,981
Right-of-use assets	4,034	15,344	792	20,170
	7,782	16,492	877	25,151

Net book value	$48,092			$32,767